UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 03/31/2001
                                  Check here if Amendment [ ]; Amendment Number:
                                               This Amendment (check only one.):
                                                     [ ]  is a restatement.
                                                     [ ]  adds new holdings
                                                          entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  405 Park Avenue, New York, New York 10022-4405
         -----------------------------------------------

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
------------------------
New York, New York
April 24, 2001

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:       37
                                              --


Form 13F Information Table Value Total:     $ 110,685 (thousands)
                                             ---------

List of Other Included Managers:

               Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     NONE

------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)    (B)       (C)   (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                                      2824100          151      3,200             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES             COMMON          8460101        2,299     74,800             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                      COMMON         23608102        2,879     70,300             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS              COMMON         38020103          333     12,000             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA                   COMMON         53015103        2,493     45,850             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MEYERS                   COMMON        110122108        4,820     81,150             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                  COMMON         38020202          185      6,000             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                          COMMON        166751107        3,231     36,800             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CON EDISON                       COMMON        209115104        3,521     94,900             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER                    COMMON        247025109        1,631     63,500             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC                     COMMON        291011104        5,093     82,200             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL                      COMMON        302316102          122      1,500             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN                COMMON        313400301        3,300     50,900             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GAP                              COMMON        364760108        3,464    146,050             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                     COMMON        369604103        4,381    104,650             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GEN PUBLIC UTILITIES             COMMON        36225X100        3,194     98,300             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                  COMMON        428236103        3,449    110,300             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                       COMMON        437076102        3,422     79,400             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
INTEL                            COMMON        458140100        2,968    112,800             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                COMMON        478160104        4,999     57,150             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
LOWES                            COMMON        548661107        3,799     65,000             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                         COMMON        55262C100        6,233     77,250             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S                       COMMON        580135101        3,775    142,200             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                       COMMON        585055106        4,988    109,050             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MERCK                            COMMON        589331107        5,146     67,800             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                        COMMON        594918104        3,582     65,500             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN STATES PWR              COMMON        665772109        3,342    111,000             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM             COMMON        674599105        2,710    109,500             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                           COMMON        68389X105        2,684    179,200             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS                    COMMON        718154107          418      8,800             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                  COMMON        743263105        3,123     72,500             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS                 COMMON        866810404        2,103    136,800             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS                COMMON        882508104           25        800             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP                         COMMON        873168108        3,549     85,900             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WAL MART                         COMMON        931142103        4,681     92,700             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                        COMMON        963320106        4,429     88,600             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM                         COMMON       981157D106          163      8,700             X      0        0      X     0     0
------------------------------------------------------------------------------------------------------------------------------------
                                                              110,685  2,753,050
-----------------------------------------------------------------------------------------------------------------------------------